Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 147
Addition	34	$ 16	$ (7)
Amortization and usage	(9)	(10)	(12)
Balance at end of year	25	147
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	147	24	177
Addition	50	321	36
Amortization and usage	(172)	(198)	(189)
Balance at end of year	$ 25	$ 147	$ 24